PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Schedule of property and equipment
The following table summarizes the movement in the net book value of property and equipment for the years ended December 31:

Net book value	Telecomm-unications equipment	Land, buildings and constructions	Office and other equipment	Equipment not installed and assets under construction	Right-of-use assets	Total

As of January 1, 2022	3,860	151	422	451	1,833	6,717

Additions	67	7	23	662	526	1,285
Disposals	(40)	(1)	(4)	(10)	(15)	(70)
Depreciation charge for the year	(382)	(7)	(29)	—	(139)	(557)
Divestment and reclassification as held for sale **	(1,991)	(80)	(314)	(235)	(1,393)	(4,013)
Impairment	(38)	(2)	(3)	(3)	(8)	(54)
Impairment reversal	57	1	3	6	6	73
Transfers	528	5	13	(545)	(5)	(4)
Modifications of right-of-use assets	—	—	—	—	26	26
Translation adjustment	(363)	(13)	(14)	(40)	(125)	(555)

As of December 31, 2022	1,698	61	97	286	706	2,848

Additions	79	3	31	438	318	869
Disposals	(1)	—	(3)	4	(28)	(28)
Depreciation charge for the year	(349)	(6)	(26)	—	(146)	(527)
Divestment and reclassification as held for sale	(12)	—	(1)	—	—	(13)
Impairment	(3)	—	(3)	(2)	—	(8)
Impairment reversal	2	—	—	10	2	14
Transfers	456	7	12	(492)	—	(17)
Modifications of right-of-use assets	—	—	—	—	29	29
Translation adjustment	(182)	(4)	(5)	(18)	(60)	(269)

As of December 31, 2023	1,688	61	102	226	821	2,898
Cost	4,585	151	398	240	1,243	6,617
Accumulated depreciation and impairment	(2,897)	(90)	(296)	(14)	(422)	(3,719)

** This relates to the classification of Russia as held-for-sale and discontinued operations as explained in Note 10.
Schedule of movements in net book value of right-of-use assets
The following table summarizes the movement in the net book value of right-of-use assets ("ROU") for the year ended December 31:

Net book value	ROU - Telecommunications Equipment	ROU - Land, Buildings and Constructions	ROU - Office and Other Equipment	Total

As of January 1, 2022	1,567	260	6	1,833

Additions	513	13	—	526
Disposals	(12)	(3)	—	(15)
Depreciation charge for the year	(125)	(12)	(2)	(139)
Divestment and reclassification as held for sale	(1,175)	(216)	(2)	(1,393)
Impairment	(8)	—	—	(8)
Impairment reversal	2	4	—	6
Transfers	(4)	(1)	—	(5)
Modifications and reassessments	20	6	—	26
Translation adjustment	(117)	(7)	(1)	(125)

As of December 31, 2022	661	44	1	706

Additions	271	32	15	318
Disposals	(25)	(3)	—	(28)
Depreciation charge for the year	(131)	(13)	(2)	(146)
Impairment reversal	2	—	—	2
Transfers	1	(1)	—	—
Modifications and reassessments	25	5	(1)	29
Translation adjustment	(57)	(3)	—	(60)

As of December 31, 2023	747	61	13	821
Cost	1,124	101	18	1,243
Accumulated depreciation and impairment	(377)	(40)	(5)	(422)

Schedule of capital commitments for the future purchase of equipment
Capital commitments for the future purchase of equipment are as follows as of December 31:

	2023	2022

Less than 1 year	139	272

Total commitments	139	272
Capital commitments for the future purchase of intangible assets are as follows as of December 31:

	2023	2022

Less than 1 year	9	13

Total commitments	9	13

Schedule of estimated useful lives
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets. The useful life of VEON's assets generally fall within the following ranges:

Class of property and equipment	Useful life
Telecommunication equipment	3 – 30 years
Buildings and constructions	10 – 50 years
Office and other equipment	2 – 10 years
Right-of-use assets	Equivalent lease term
The amortization period and the amortization method for intangible assets with finite useful lives are reviewed at least annually and fall within the following ranges:

Class of intangible asset	Useful life
Telecommunications licenses, frequencies and permissions	3 - 20 years
Software	3 - 10 years
Brands and trademarks	3 - 15 years
Customer relationships	10 - 21 years
Other intangible assets	4 - 10 years